Long-Term Debt (Tables)	12 Months Ended
Sep. 30, 2013
Long-term Debt, Unclassified [Abstract]
Schedule Of Long-Term Debt

	2012	2013
4.625% notes due October 2012	$250	—
4.5% notes due May 2013	250	—
5.625% notes due November 2013	250	250
5.0% notes due December 2014	250	250
4.125% notes due April 2015	250	250
4.75% notes due October 2015	250	250
5.125% notes due December 2016	250	250
5.375% notes due October 2017	250	250
5.25% notes due October 2018	400	400
5.0% notes due April 2019	250	250
4.875% notes due October 2019	500	500
4.25% notes due November 2020	300	300
2.625% notes due February 2023	—	500
6.0% notes due August 2032	250	250
6.125% notes due April 2039	250	250
5.25% notes due November 2039	300	300
Other	97	72
Long-term debt	4,347	4,322
Less: Current maturities	560	267
Total, net	$3,787	4,055